Cover	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2022
Entity File Number	001-38738
Entity Registrant Name	Eton Pharmaceuticals, Inc.
Entity Central Index Key	0001710340
Entity Tax Identification Number	37-1858472
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	21925 W. Field Parkway
Entity Address, Address Line Two	Suite 235
Entity Address, City or Town	Deer Park
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60010-7278
City Area Code	(847)
Local Phone Number	787-7361
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ETON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true